Stock-based Compensation - Outstanding and Exercisable Stock Options, By Exercise Price (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Options (in shares) | shares	3,665,024
Outstanding, Weighted-Average Remaining Contractual Term	4 years 9 months 18 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 10.61
Exercisable, Options (in shares) | shares	3,248,446
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 9.63
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 6.64
Outstanding, Options (in shares) | shares	2,536,104
Outstanding, Weighted-Average Remaining Contractual Term	4 years 1 month 6 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 6.64
Exercisable, Options (in shares) | shares	2,512,122
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 6.64
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit (in dollars per share)	16.00
Exercise Price, upper limit (in dollars per share)	$ 20.00
Outstanding, Options (in shares) | shares	1,128,920
Outstanding, Weighted-Average Remaining Contractual Term	6 years 6 months
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 19.52
Exercisable, Options (in shares) | shares	736,324
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 19.81